Earnings per share - Additional Information (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2016 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	May 10, 2016 EquityInstruments
Earnings per share [line items]
Alcatel Lucent American Depositary Shares				8,746,000
Alcatel Lucent
Earnings per share [line items]
Number of shares acquired	107,775,949			107,775,949
Depositary in settlement of the transaction | EquityInstruments					59,276,772
Alcatel Lucent American Depositary Shares	9,000,000
Restricted Shares
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)		4,000,000	5,000,000	5,000,000
Performance Shares
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)		21,000,000	14,000,000	10,000,000
Maximum | Stock Option
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)		1,000,000	1,000,000	1,000,000